Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2025	Mar. 31, 2024
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 28,375	¥ 20,029
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		11,480	9,746
Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		15,488	9,223
Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,236	1,011
Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		171	49
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		603	194
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		571	156
AAA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		32	38
AAA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AAA [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,893	1,525
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,855	1,485
AA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		38	40
AA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7,470	6,230
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,488	2,938
A [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,958	3,257
A [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		24	19
A [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			16
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		15,344	9,387
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,213	3,489
BBB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		10,256	5,251
BBB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		748	631
BBB [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		127	16
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		952	1,225
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		655	925
BB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		277	265
BB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		20	18
BB [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			17
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	2,113	1,468
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	698	753
Other [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	927	372
Other [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	444	343
Other [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	¥ 44

[1]	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.